10. CONVERTIBLE NOTES PAYABLE	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Sep. 30, 2019
Debt Disclosure [Abstract]
CONVERTIBLE NOTES PAYABLE

Convertible notes payable as of March 31, 2020 and September 30, 2019 consisted of the following:

Convertible Promissory Notes with Clayton A. Struve

The Company owes Clayton A. Struve $1,071,000 under convertible promissory or OID notes. The Company recorded accrued interest of $67,801 and $62,171 as of March 31, 2020 and September 30, 2019, respectively. On May 8, 2019, the Company signed Amendment 2 to the convertible promissory or OID notes, extending the due dates to September 30, 2019. On November 26, 2019, the Company signed Amendments to the convertible promissory or OID notes, extending the due dates to March 31, 2020. Mr. Struve also invested $1,000,000 in the May 2019 Debt Offering. On May 11, 2020, the Company signed Amendments to the convertible promissory or OID notes, extending the due dates to September 30, 2020.

Convertible Redeemable Promissory Notes with Ronald P. Erickson and J3E2A2Z

On March 16, 2018, the Company entered into a Note and Account Payable Conversion Agreement pursuant to which (a) all $664,233 currently owing under the J3E2A2Z Notes was converted to a Convertible Redeemable Promissory Note in the principal amount of $664,233, and (b) all $519,833 of the J3E2A2Z Account Payable was converted into a Convertible Redeemable Promissory Note in the principal amount of $519,833 together with a warrant to purchase up to 1,039,666 shares of common stock of the Company for a period of five years. The initial exercise price of the warrants described above is $0.50 per share, also subject to certain adjustments. The warrants were valued at $110,545. Because the note is immediately convertible, the warrants and beneficial conversion were expensed as interest. The Company recorded accrued interest of $109,583 and $73,964 as of March 31, 2020 and September 30, 2019, respectively. On May 8, 2019, the Company signed Amendment 1 to the convertible redeemable promissory notes, extending the due dates to September 30, 2019 and increasing the interest rate to 6%. On November 26, 2019, the Company signed Amendment 2 to the convertible promissory or OID notes, extending the due dates to March 31, 2020. On May 11, 2020, the Company signed Amendment 3 to the convertible promissory or OID notes, extending the due dates to September 30, 2020.

Debt Offering which Closed May 28, 2019

On May 28, 2019, the Company closed additional rounds of a debt offering and received gross proceeds of $4,242,515 in exchange for issuing Subordinated Convertible Notes (the “Convertible Notes”) and Warrants (the “Warrants”) in a private placement to 54 accredited investors, pursuant to a series of substantially identical Securities Purchase Agreements, Common Stock Warrants, and related documents. The Convertible Notes will be automatically converted to Common Stock at $1.00 per share on the one year anniversary starting on February 15, 2020.

The Convertible Notes had an original principal amount of $4,242,515 and bear annual interest of 8%. Both the principal amount and the interest are payable on a payment-in-kind basis in shares of Common Stock of the Company (the “Common Stock”).

The Warrants were granted on a 1:0.5 basis (one-half Warrant for each full share of Common Stock into which the Convertible Notes are convertible). The Warrants have a five-year term and an exercise price equal to 120% of the per share conversion price of the Qualified Financing or other mandatory conversion.

The Convertible Notes are initially convertible into 4,242,515 shares of Common Stock, subject to certain adjustments, and the Warrants are initially exercisable for 2,121,258 shares of Common Stock at an exercise price of $1.20 per share of Common Stock, also subject to certain adjustments.

In connection with the debt offering, the placement agent for the Convertible Notes and the Warrants received a cash fee of $361,401 and warrants to purchase 542,102 shares of the Company’s common stock, all based on 8-10% of gross proceeds to the Company. The placement agent has also received a $25,000 advisory fee. The warrants issued for these services had a fair value of $1,072,095 at the date of issuance. The fair value of the warrants was recorded as debt discount (with an offset to APIC) and will be amortized over the one-year term of the Convertible Notes. The $361,401 cash fee was recorded as issuance costs and will be amortized over the one-year term of the related Convertible Notes.

As part of the Purchase Agreement, the Company entered into a Registration Rights Agreement, which grants the investors “demand” and “piggyback” registration rights to register the shares of Common Stock issuable upon the conversion of the Convertible Notes and the exercise of the Warrants with the Securities and Exchange Commission for resale or other disposition. In addition, the Convertible Notes are subordinated to certain senior debt of the Company pursuant to a Subordination Agreement executed by the investors.

The Convertible Notes and Warrants were issued in transactions that were not registered under the Securities Act of 1933, as amended (the “Act”) in reliance upon applicable exemptions from registration under Section 4(a)(2) of the Act and/or Rule 506 of SEC Regulation D under the Act.

In accordance to ASC 470-20-30, Debt with Conversion and Other Options, the guidance therein applies to both convertible debt and other similar instruments, including convertible preferred shares. The guidance states that “the allocation of proceeds shall be based on the relative fair values of the two instruments at time of issuance. When warrants are issued in conjunction with a debt instrument as consideration in purchase transactions, the amounts attributable to each class of instrument issued shall be determined separately, based on values at the time of issuance. The debt discount or premium shall be determined by comparing the value attributed to the debt instrument with the face amount thereof.

In conjunction with the issuance of Convertible Notes and the Warrants, the Company recorded a debt discount of $2,857,960 associated with a beneficial conversion feature on the debt, which is being accreted using the effective interest method over the one-year term of the Convertible Notes. Intrinsic value of the beneficial conversion feature was calculated at the commitment date as the difference between the conversion price and the fair value of the common stock into which the security is convertible, multiplied by the number of shares into which the security is convertible. In accordance to ASC 470-20-30, if the intrinsic value of the beneficial conversion feature is greater than the proceeds allocated to the convertible instrument, the amount of the discount assigned to the beneficial conversion feature shall be limited to the amount of the proceeds allocated to the convertible instrument.

The Warrants were indexed to our own stock and no down round provision was identified. The Warrants were not subject to ASC 718. Therefore, the Company concluded that based upon the conversion features, the Warrants should not be accounted for as derivative liabilities. The fair value of the Warrants was $1,384,530 and was recorded as Debt Discount (with an offset to APIC) on the date of issuance and amortized over the one-year term of the notes.

During the six months ended March 31, 2020, the Company issued 4,114,800 shares of common stock related to the automatic conversion of Convertible Notes and interest from a private placement to accredited investors in 2019. The Convertible Notes and interested were automatically converted to Common Stock at $1.00 per share on the one year anniversary starting on February 15, 2020.

Debt Offering during the Six Months Ended March 31, 2020

During the six months ended March 31, 2020, the Company closed additional rounds of a debt offering and received gross proceeds of $715,000 in exchange for issuing Subordinated Convertible Notes and Warrants in a private placement to accredited investors, pursuant to a series of substantially identical Securities Purchase Agreements, Common Stock Warrants, and related documents.

The Convertible Notes are initially convertible into 715,000 shares of Common Stock, subject to certain adjustments, and the Warrants are initially exercisable for 357,500 shares of Common Stock at an exercise price of $1.20 per share of Common Stock, also subject to certain adjustments.

The fair value of the Warrants issued to debt holders was $230,955 on the date of issuance and will be amortized over the one-year term of the Convertible Notes.

In connection with the debt offering, the placement agent for the Convertible Notes and the Warrants received a cash fee of $123,015 and warrants to purchase 94,800 shares of the Company’s common stock, all based on 8% of gross proceeds to the Company. The warrants issued for these services had a fair value of $118,956 at the date of issuance. The fair value of the warrants was recorded as debt discount (with an offset to APIC) and will be amortized over the one-year term of the Convertible Notes. The $123,015 cash fee was recorded as issuance costs and will be amortized over the one-year term of the related Convertible Notes.

The Company recorded a debt discount of $105,535 associated with a beneficial conversion feature on the debt, which is being accreted using the effective interest method over the one-year term of the Convertible Notes.

During the six months ended March 31, 2020, amortization related to the 2019 and 2020 debt offerings of $2,792,398 of the beneficial conversion feature, warrants issued to debt holders and placement agent was recognized as interest expense in the consolidated statements of operations.

Convertible notes payable as of March 31, 2020 and September 30, 2019 are summarized below:

	March 31, 2020	September 30, 2019
Convertible note- Clayton A. Struve	$1,071,000	$1,071,000
Convertible note- Ronald P. Erickson	1,184,066	1,184,066
2019 Debt offering	4,242,490	4,242,515
2020 Debt offering	715,000	-
less conversions	(3,809,975)	-
less debt discount - beneficial conversion feature	(316,894)	(1,273,692)
less debt discount - warrants	(169,635)	(616,719)
less debt discount - warrants issued for services related to debt offering	(176,722)	(652,919)
	$2,739,330	$3,954,251

Convertible notes payable as of September 30, 2019 and September 30, 2018 consisted of the following:

Convertible Promissory Notes with Clayton A. Struve

As of September 30, 2019, the Company owes Clayton A. Struve $1,071,000 under convertible promissory or OID notes. The Company recorded accrued interest of $62,171 as of September 30, 2019. On May 8, 2019, the Company signed Amendment 2 to the convertible promissory or OID notes, extending the due dates to September 30, 2019. On November 26, 2019, the Company signed Amendments to the convertible promissory or OID notes, extending the due dates to March 31, 2020. Mr. Struve also invested $1,000,000 in the May 2019 debt offering described below.

Convertible Redeemable Promissory Notes with Ronald P. Erickson and J3E2A2Z

On March 16, 2018, the Company entered into a Note and Account Payable Conversion Agreement pursuant to which (a) all $664,233 currently owing under the J3E2A2Z Notes was converted to a Convertible Redeemable Promissory Note in the principal amount of $664,233, and (b) all $519,833 of the J3E2A2Z Account Payable was converted into a Convertible Redeemable Promissory Note in the principal amount of $519,833 together with a warrant to purchase up to 1,039,666 shares of common stock of the Company for a period of five years. The initial exercise price of the warrants described above is $0.50 per share, also subject to certain adjustments. The warrants were valued at $110,545. Because the note is immediately convertible, the warrants and beneficial conversion were expensed as interest. The Company recorded accrued interest of $73,964 as of September 30, 2019. On May 8, 2019, the Company signed Amendment 1 to the convertible redeemable promissory notes, extending the due dates to September 30, 2019 and increasing the interest rate to 6%. On November 26, 2019, the Company signed Amendment 2 to the convertible promissory or OID notes, extending the due dates to March 31, 2020.

Debt Offering

On May 28, 2019, the Company closed additional rounds of a debt offering and received gross proceeds of $4,242,490 in exchange for issuing Subordinated Convertible Notes (the “Convertible Notes”) and Warrants (the “Warrants”) in a private placement to 54 accredited investors, pursuant to a series of substantially identical Securities Purchase Agreements, Common Stock Warrants, and related documents.

The Convertible Notes have a principal amount of $4,242,490 and bear annual interest of 8%. Both the principal amount and the interest are payable on a payment-in-kind basis in shares of Common Stock of the Company (the “Common Stock”). They are due and payable (in Common Stock) on the earlier of (a) mandatory and automatic conversion of the Convertible Notes into a financing that yields gross proceeds of at least $10,000,000 (a “Qualified Financing”) or (b) on the one-year anniversary of the Convertible Notes (the “Maturity Date”). Investors will be required to convert their Convertible Notes into Common Stock in any Qualified Financing at a conversion price per share equal to the lower of (i) $1.00 per share or (ii) a 25% discount to the price per share paid by investors in the Qualified Financing. If the Convertible Notes have not been paid or converted prior to the Maturity Date, the outstanding principal amount of the Convertible Notes will be automatically converted into shares of Common Stock at the lesser of (a) $1.00 per share or (b) any adjusted price resulting from the application of a “most favored nations” provision, which requires the issuance of additional shares of Common Stock to investors if the Company issues certain securities at less than the then-current conversion price.

The Warrants were granted on a 1:0.5 basis (one-half Warrant for each full share of Common Stock into which the Convertible Notes are convertible). The Warrants have a five-year term and an exercise price equal to 120% of the per share conversion price of the Qualified Financing or other mandatory conversion.

The Convertible Notes are initially convertible into 4,242,490 shares of Common Stock, subject to certain adjustments, and the Warrants are initially exercisable for 2,121,258 shares of Common Stock at an exercise price of $1.20 per share of Common Stock, also subject to certain adjustments.

In connection with the debt offering, the placement agent for the Convertible Notes and the Warrants received a cash fee of $361,401 and warrants to purchase 542,102 shares of the Company’s common stock, all based on 8-10% of gross proceeds to the Company. The placement agent has also received a $25,000 advisory fee. The warrants issued for these services had a fair value of $1,072,095 at the date of issuance. The fair value of the warrants was recorded as debt discount (with an offset to APIC) and will be amortized over the one-year term of the Convertible Notes. The $361,401 cash fee was recorded as issuance costs and will be amortized over the one-year term of the related Convertible Notes.

As part of the Purchase Agreement, the Company entered into a Registration Rights Agreement, which grants the investors “demand” and “piggyback” registration rights to register the shares of Common Stock issuable upon the conversion of the Convertible Notes and the exercise of the Warrants with the Securities and Exchange Commission for resale or other disposition. In addition, the Convertible Notes are subordinated to certain senior debt of the Company pursuant to a Subordination Agreement executed by the investors.

The Convertible Notes and Warrants were issued in transactions that were not registered under the Securities Act of 1933, as amended (the “Act”) in reliance upon applicable exemptions from registration under Section 4(a)(2) of the Act and/or Rule 506 of SEC Regulation D under the Act.

In accordance to ASC 470-20-30, Debt with Conversion and Other Options, the guidance therein applies to both convertible debt and other similar instruments, including convertible preferred shares. The guidance states that “the allocation of proceeds shall be based on the relative fair values of the two instruments at time of issuance. When warrants are issued in conjunction with a debt instrument as consideration in purchase transactions, the amounts attributable to each class of instrument issued shall be determined separately, based on values at the time of issuance. The debt discount or premium shall be determined by comparing the value attributed to the debt instrument with the face amount thereof.

In conjunction with the issuance of Convertible Notes and the Warrants, the Company recorded a debt discount of $2,857,960 associated with a beneficial conversion feature on the debt, which is being accreted using the effective interest method over the one-year term of the Convertible Notes. Intrinsic value of the beneficial conversion feature was calculated at the commitment date as the difference between the conversion price and the fair value of the common stock into which the security is convertible, multiplied by the number of shares into which the security is convertible. In accordance to ASC 470-20-30, if the intrinsic value of the beneficial conversion feature is greater than the proceeds allocated to the convertible instrument, the amount of the discount assigned to the beneficial conversion feature shall be limited to the amount of the proceeds allocated to the convertible instrument. During the year ended September 30, 2019, amortization of $1,584,293 of the beneficial conversion feature was recognized as interest expense in the consolidated statements of operations.

The Warrants were indexed to our own stock and no down round provision was identified. The Warrants were not subject to ASC 718. Therefore, the Company concluded that based upon the conversion features, the Warrants should not be accounted for as derivative liabilities. The fair value of the Warrants was $1,384,530 and was recorded as Debt Discount (with an offset to APIC) on the date of issuance and amortized over the one-year term of the notes. During the year ended September 30, 2019, amortization of the warrants was $767,801 and is presented as interest expense in the consolidated statements of operations.

The Convertible Notes as of September 30, 2019 and 2018 are summarized below:

	September 30, 2019	September 30, 2018
Convertible Redeemable Note – Clayton A. Struve	$1,071,000	$1,071,000
Convertible Redeemable Note – J3E2A2Z LP	1,184,066	1,184,066
2019 Convertible Notes	4,242,490	-
	6,497,556	2,255,066

less debt discount – beneficial conversion feature	(1,273,667)	-
less debt discount – warrants	(616,729)	-
less debt discount – warrants issued for services related to debt offering	(652,919)	-
	$3,954,241	$2,255,066